Goodwill and Other Intangible Assets (Details) - Estimated Amortization Expense $ in Thousands	Sep. 30, 2024 USD ($)
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
2024	$ 5,680
2025	21,525
2026	21,436
2027	20,502
2028	16,361
2029 and thereafter	26,379
Net Book Value	$ 111,883